UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Mid Cap Stock Fund

For the six-month period ended June 30, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

27	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,149.90	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class C
Actual	$1,000.00	$1,146.30	$9.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.55
Class F
Actual	$1,000.00	$1,151.30	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11
Class F3
Actual	$1,000.00	$1,152.40	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class I
Actual	$1,000.00	$1,151.70	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class P
Actual	$1,000.00	$1,148.80	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R2
Actual	$1,000.00	$1,147.80	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66
Class R3
Actual	$1,000.00	$1,148.90	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.11
Class R4
Actual	$1,000.00	$1,150.40	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86
Class R5
Actual	$1,000.00	$1,151.30	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R6
Actual	$1,000.00	$1,152.00	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.71% for Class C, 0.82% for Class F, 0.65% for Class F3, 0.72 % for Class I, 1.18% for Class P, 1.33% for Class R2, 1.22% for Class R3, 0.97% for Class R4, 0.71% for Class R5 and 0.64% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	1.20%
Consumer Discretionary	10.17%
Consumer Staples	5.25%
Energy	6.73%
Financials	18.23%
Health Care	7.41%
Industrials	16.05%
Information Technology	10.15%
Materials	6.94%
Real Estate	9.98%
Utilities	7.11%
Repurchase Agreement	0.78%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.60%

Aerospace & Defense 0.86%
Huntington Ingalls Industries, Inc.	68,900	$15,485

Airlines 0.29%
Alaska Air Group, Inc.	80,896	5,170

Auto Components 1.66%
Lear Corp.	215,500	30,013

Banks 5.71%
CIT Group, Inc.	451,884	23,742
Citizens Financial Group, Inc.	535,200	18,925
East West Bancorp, Inc.	389,900	18,236
Signature Bank	155,400	18,778
Sterling Bancorp	1,107,836	23,575
Total		103,256

Beverages 2.80%
Coca-Cola European Partners plc (United Kingdom)*(a)	548,112	30,969
Cott Corp.	1,470,800	19,635
Total		50,604

Building Products 1.61%
Masco Corp.	741,616	29,101

Capital Markets 2.56%
Ares Capital Corp.	696,400	12,494
BrightSphere Investment Group plc (United Kingdom)(a)	817,564	9,328
E*TRADE Financial Corp.	548,900	24,481
Total		46,303

Chemicals 2.70%
Celanese Corp.	205,035	22,103
Corteva, Inc.*	905,006	26,761
Total		48,864

Communications Equipment 0.98%
F5 Networks, Inc.*	121,355	17,673
Investments	Shares	Fair Value (000)
Construction & Engineering 1.97%
EMCOR Group, Inc.	405,083	$35,688

Containers & Packaging 1.36%
Graphic Packaging Holding Co.	1,759,364	24,596

Electric: Utilities 5.60%
Edison International	574,600	38,734
Evergy, Inc.	431,916	25,980
FirstEnergy Corp.	853,459	36,536
Total		101,250

Electrical Equipment 3.49%
Acuity Brands, Inc.	67,831	9,355
AMETEK, Inc.	259,406	23,564
Hubbell, Inc.	230,998	30,122
Total		63,041

Electronic Equipment, Instruments & Components 4.03%
Avnet, Inc.	671,639	30,405
Flex Ltd.*	1,305,500	12,494
Keysight Technologies, Inc.*	334,287	30,022
Total		72,921

Energy Equipment & Services 0.88%
National Oilwell Varco, Inc.	711,900	15,826

Equity Real Estate Investment Trusts 10.02%
Alexandria Real Estate Equities, Inc.	237,611	33,525
Camden Property Trust	259,000	27,037
Duke Realty Corp.	980,399	30,990
Healthcare Trust of America, Inc. Class A	879,834	24,134
Highwoods Properties, Inc.	378,800	15,644
UDR, Inc.	706,468	31,713
Weingarten Realty Investors	657,800	18,037
Total		181,080

Food Products 0.98%
TreeHouse Foods, Inc.*	326,128	17,644

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.01%
Zimmer Biomet Holdings, Inc.	154,400	$18,179

Health Care Providers & Services 5.89%
AmerisourceBergen Corp.	214,500	18,288
Centene Corp.*	351,468	18,431
Humana, Inc.	70,400	18,677
Laboratory Corp. of America Holdings*	62,600	10,824
Quest Diagnostics, Inc.	109,100	11,107
Universal Health Services, Inc. Class B	223,349	29,123
Total		106,450

Hotels, Restaurants & Leisure 1.37%
Aramark	686,900	24,770

Household Durables 0.66%
Mohawk Industries, Inc.*	81,300	11,989

Household Products 1.50%
Clorox Co. (The)	177,000	27,100

Industrial Conglomerates 1.28%
Carlisle Cos., Inc.	164,493	23,096

Information Technology Services 2.94%
Conduent, Inc.*	2,137,981	20,503
Western Union Co. (The)	1,645,722	32,734
Total		53,237

Insurance 10.03%
Argo Group International Holdings Ltd.	233,156	17,265
Axis Capital Holdings Ltd.	607,400	36,231
Everest Re Group Ltd.	90,500	22,370
Hanover Insurance Group, Inc. (The)	142,747	18,314
Hartford Financial Services Group, Inc. (The)	655,934	36,549
Lincoln National Corp.	285,600	18,407
RenaissanceRe Holdings Ltd.	180,371	32,108
Total		181,244
Investments	Shares		Fair Value (000)
Machinery 4.55%
Cummins, Inc.		189,300	$32,435
Oshkosh Corp.		183,618	15,330
Stanley Black & Decker, Inc.		238,583	34,501
Total			82,266

Media 1.20%
Interpublic Group of Cos., Inc. (The)		426,143	9,626
Omnicom Group, Inc.		148,000	12,129
Total			21,755

Metals & Mining 2.90%
Lundin Mining Corp.(b)	CAD	5,944,343	32,728
Nucor Corp.		357,400	19,693
Total			52,421

Multi-Line Retail 1.42%
Dollar Tree, Inc.*		239,943	25,767

Multi-Utilities 1.53%
CMS Energy Corp.		479,191	27,750

Oil, Gas & Consumable Fuels 5.88%
Concho Resources, Inc.		257,700	26,590
Marathon Petroleum Corp.		408,273	22,814
Noble Energy, Inc.		1,327,004	29,725
ONEOK, Inc.		394,685	27,158
Total			106,287

Pharmaceuticals 0.55%
Jazz Pharmaceuticals plc (Ireland)*(a)		69,500	9,908

Road & Rail 1.07%
Landstar System, Inc.		179,900	19,427

Semiconductors & Semiconductor Equipment 1.18%
Qorvo, Inc.*		319,447	21,278

Specialty Retail 4.17%
Advance Auto Parts, Inc.		155,700	24,000
AutoZone, Inc.*		2,806	3,085

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

Investments	Shares	Fair Value (000)
Specialty Retail (continued)
Foot Locker, Inc.	542,485	$22,741
Ross Stores, Inc.	30,256	2,999
Urban Outfitters, Inc.*	993,473	22,601
Total		75,426

Technology Hardware, Storage & Peripherals 1.05%
NetApp, Inc.	307,941	19,000

Textiles, Apparel & Luxury Goods 0.92%
Tapestry, Inc.	523,700	16,617

Trading Companies & Distributors 1.00%
MSC Industrial Direct Co., Inc. Class A	242,828	18,032
Total Common Stocks (cost $1,740,331,869)		1,800,514
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.78%

Repurchase Agreement

Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $13,930,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $14,344,459; proceeds: $14,063,197 (cost $14,061,498)	$14,061	$14,061
Total Investments in Securities 100.38% (cost $1,754,393,367)		1,814,575
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.38)%		(6,859)
Net Assets 100.00%		$1,807,716

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,800,514	$–	$–	$1,800,514
Short-Term Investment
Repurchase Agreement	–	14,061	–	14,061
Total	$1,800,514	$14,061	$–	$1,814,575

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $1,754,393,367)	$1,814,575,383
Cash	149
Receivables:
Investment securities sold	12,514,526
Interest and dividends	1,576,297
Capital shares sold	987,112
Prepaid expenses and other assets	88,447
Total assets	1,829,741,914
LIABILITIES:
Payables:
Investment securities purchased	12,694,069
Capital shares reacquired	6,086,071
12b-1 distribution plan	919,359
Directors’ fees	906,377
Management fee	829,570
Fund administration	60,128
Accrued expenses	530,491
Total liabilities	22,026,065
NET ASSETS	$1,807,715,849
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,699,397,453
Total distributable earnings	108,318,396
Net Assets	$1,807,715,849

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2019

Net assets by class:
Class A Shares	$1,010,266,351
Class C Shares	$61,584,247
Class F Shares	$154,067,297
Class F3 Shares	$23,663,996
Class I Shares	$434,595,774
Class P Shares	$44,314,784
Class R2 Shares	$3,234,580
Class R3 Shares	$27,834,477
Class R4 Shares	$18,098,820
Class R5 Shares	$4,799,534
Class R6 Shares	$25,255,989
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	36,589,089
Class C Shares (200 million shares of common stock authorized, $.001 par value)	2,411,601
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	5,623,994
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	860,001
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	15,860,312
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,659,083
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	119,714
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	1,018,801
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	657,559
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	175,215
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	918,153
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$27.61
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$29.29
Class C Shares-Net asset value	$25.54
Class F Shares-Net asset value	$27.39
Class F3 Shares-Net asset value	$27.52
Class I Shares-Net asset value	$27.40
Class P Shares-Net asset value	$26.71
Class R2 Shares-Net asset value	$27.02
Class R3 Shares-Net asset value	$27.32
Class R4 Shares-Net asset value	$27.52
Class R5 Shares-Net asset value	$27.39
Class R6 Shares-Net asset value	$27.51

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $68,373)	$19,582,388
Interest and other	152,714
Total investment income	19,735,102
Expenses:
Management fee	5,070,761
12b-1 distribution plan-Class A	1,235,400
12b-1 distribution plan-Class C	269,313
12b-1 distribution plan-Class F	70,955
12b-1 distribution plan-Class P	101,320
12b-1 distribution plan-Class R2	37,641
12b-1 distribution plan-Class R3	65,100
12b-1 distribution plan-Class R4	20,976
Shareholder servicing	831,211
Fund administration	367,973
Registration	113,073
Reports to shareholders	53,322
Professional	32,792
Directors’ fees	25,680
Custody	2,338
Other	154,253
Gross expenses	8,452,108
Expense reductions (See Note 8)	(25,126)
Net expenses	8,426,982
Net investment income	11,308,120
Net realized and unrealized gain (loss):
Net realized gain on investments	55,007,028
Net realized loss on foreign currency related transactions	(468)
Net change in unrealized appreciation/depreciation on investments	132,981,219
Net realized and unrealized gain	187,987,779
Net Increase in Net Assets Resulting From Operations	$199,295,899

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$11,308,120	$14,537,711
Net realized gain on investments, forward currency exchange contracts and foreign currency related transactions	55,006,560	65,768,990
Net change in unrealized appreciation/depreciation on investments	132,981,219	(314,849,569)
Net increase (decrease) in net assets resulting from operations	199,295,899	(234,542,868)
Distributions to shareholders:
Class A	–	(54,545,424)
Class C	–	(1,628,142)
Class F	–	(6,222,664)
Class F3	–	(1,255,112)
Class I	–	(16,222,251)
Class P	–	(2,642,091)
Class R2	–	(712,298)
Class R3	–	(1,238,468)
Class R4	–	(774,992)
Class R5	–	(27,410)
Class R6	–	(1,057,104)
Total distributions to shareholders	–	(86,325,956)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	45,227,470	108,334,448
Net proceeds from reorganizations (See Note 14)	646,764,945	–
Reinvestment of distributions	–	77,406,047
Cost of shares reacquired	(455,070,009)	(493,016,502)
Net increase (decrease) in net assets resulting from capital share transactions	236,922,406	(307,276,007)
Net increase (decrease) in net assets	436,218,305	(628,144,831)
NET ASSETS:
Beginning of period	$1,371,497,544	$1,999,642,375
End of period	$1,807,715,849	$1,371,497,544

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2019(c)	$24.01	$0.15	$3.45	$3.60	$–	$–	$–
12/31/2018	29.90	0.25	(4.56)	(4.31)	(0.26)	(1.32)	(1.58)
12/31/2017	28.69	0.23	1.78	2.01	(0.27)	(0.53)	(0.80)
12/31/2016	24.75	0.18	3.93	4.11	(0.17)	–	(0.17)
12/31/2015	25.87	0.19	(1.11)	(0.92)	(0.20)	–	(0.20)
12/31/2014	23.29	0.12	2.58	2.70	(0.12)	–	(0.12)

Class C
6/30/2019(c)	22.29	0.06	3.19	3.25	–	–	–
12/31/2018	27.80	(0.03)	(4.16)	(4.19)	– (f)	(1.32)	(1.32)
12/31/2017	26.69	– (f)	1.66	1.66	(0.02)	(0.53)	(0.55)
12/31/2016	23.07	(0.01)	3.63	3.62	– (f)	–	–
12/31/2015	24.11	– (f)	(1.03)	(1.03)	(0.01)	–	(0.01)
12/31/2014	21.74	(0.04)	2.41	2.37	–	–	–

Class F
6/30/2019(c)	23.80	0.18	3.41	3.59	–	–	–
12/31/2018	29.65	0.29	(4.52)	(4.23)	(0.30)	(1.32)	(1.62)
12/31/2017	28.45	0.27	1.77	2.04	(0.31)	(0.53)	(0.84)
12/31/2016	24.55	0.22	3.90	4.12	(0.22)	–	(0.22)
12/31/2015	25.67	0.23	(1.11)	(0.88)	(0.24)	–	(0.24)
12/31/2014	23.11	0.19	2.56	2.75	(0.19)	–	(0.19)

Class F3
6/30/2019(c)	23.88	0.20	3.44	3.64	–	–	–
12/31/2018	29.74	0.35	(4.55)	(4.20)	(0.34)	(1.32)	(1.66)
4/4/2017 to 12/31/2017(g)	29.19	0.30	1.13	1.43	(0.35)	(0.53)	(0.88)

Class I
6/30/2019(c)	23.79	0.20	3.41	3.61	–	–	–
12/31/2018	29.66	0.30	(4.52)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.30	1.77	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.24	3.90	4.14	(0.24)	–	(0.24)
12/31/2015	25.68	0.26	(1.11)	(0.85)	(0.26)	–	(0.26)
12/31/2014	23.12	0.20	2.57	2.77	(0.21)	–	(0.21)

Class P
6/30/2019(c)	23.25	0.12	3.34	3.46	–	–	–
12/31/2018	28.99	0.18	(4.41)	(4.23)	(0.19)	(1.32)	(1.51)
12/31/2017	27.83	0.16	1.74	1.90	(0.21)	(0.53)	(0.74)
12/31/2016	24.02	0.12	3.81	3.93	(0.12)	–	(0.12)
12/31/2015	25.10	0.14	(1.07)	(0.93)	(0.15)	–	(0.15)
12/31/2014	22.60	0.12	2.51	2.63	(0.13)	–	(0.13)

Class R2
6/30/2019(c)	23.54	0.10	3.38	3.48	–	–	–
12/31/2018	29.40	0.15	(4.48)	(4.33)	(0.21)	(1.32)	(1.53)
12/31/2017	28.29	0.15	1.73	1.88	(0.24)	(0.53)	(0.77)
12/31/2016	24.44	0.09	3.86	3.95	(0.10)	–	(0.10)
12/31/2015	25.49	0.09	(1.08)	(0.99)	(0.06)	–	(0.06)
12/31/2014	22.95	0.05	2.54	2.59	(0.05)	–	(0.05)

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$27.61	14.99 (d)	0.98	(e)	1.15	(e)	$1,010,266	34	(d)
24.01	(14.54)	0.98		0.85		872,864	47
29.90	7.03	0.95		0.77		1,091,071	67
28.69	16.61	1.01		0.69		1,157,503	69
24.75	(3.55)	1.01		0.74		1,138,632	63
25.87	11.60	1.08		0.50		1,316,915	59

25.54	14.63 (d)	1.71	(e)	0.45	(e)	61,584	34	(d)
22.29	(15.20)	1.73		(0.11)		28,694	47
27.80	6.25	1.69		–	(f)	142,724	67
26.69	15.70	1.75		(0.06)		196,441	69
23.07	(4.27)	1.75		(0.01)		199,956	63
24.11	10.90	1.75		(0.16)		231,505	59

27.39	15.13 (d)	0.82	(e)	1.33	(e)	154,067	34	(d)
23.80	(14.38)	0.83		0.99		96,500	47
29.65	7.20	0.80		0.91		123,997	67
28.45	16.77	0.86		0.85		144,220	69
24.55	(3.41)	0.86		0.90		116,935	63
25.67	11.89	0.85		0.80		126,404	59

27.52	15.24 (d)	0.65	(e)	1.49	(e)	23,664	34	(d)
23.88	(14.25)	0.64		1.19		19,137	47
29.74	4.94 (d)	0.63	(e)	1.35	(e)	21,007	67

27.40	15.17 (d)	0.72	(e)	1.46	(e)	434,596	34	(d)
23.79	(14.34)	0.73		1.04		249,326	47
29.66	7.29	0.70		1.01		484,925	67
28.47	16.90	0.76		0.95		687,856	69
24.57	(3.31)	0.76		1.00		604,278	63
25.68	11.97	0.75		0.82		666,535	59

26.71	14.88 (d)	1.18	(e)	0.94	(e)	44,315	34	(d)
23.25	(14.71)	1.18		0.63		43,079	47
28.99	6.84	1.15		0.56		63,371	67
27.83	16.35	1.21		0.48		73,204	69
24.02	(3.68)	1.15		0.57		78,293	63
25.10	11.63	1.05		0.53		102,977	59

27.02	14.78 (d)	1.33	(e)	0.78	(e)	3,235	34	(d)
23.54	(14.84)	1.33		0.51		11,616	47
29.40	6.68	1.29		0.50		8,068	67
28.29	16.20	1.35		0.35		1,097	69
24.44	(3.92)	1.36		0.35		966	63
25.49	11.30	1.35		0.23		1,549	59

See Notes to Financial Statements.	13

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R3
6/30/2019(c)	$23.78	$0.12	$3.42	$3.54	$–	$–	$–
12/31/2018	29.58	0.17	(4.47)	(4.30)	(0.18)	(1.32)	(1.50)
12/31/2017	28.39	0.16	1.75	1.91	(0.19)	(0.53)	(0.72)
12/31/2016	24.51	0.11	3.88	3.99	(0.11)	–	(0.11)
12/31/2015	25.61	0.13	(1.10)	(0.97)	(0.13)	–	(0.13)
12/31/2014	23.06	0.09	2.55	2.64	(0.09)	–	(0.09)

Class R4
6/30/2019(c)	23.93	0.16	3.43	3.59	–	–	–
12/31/2018	29.79	0.24	(4.54)	(4.30)	(0.24)	(1.32)	(1.56)
12/31/2017	28.59	0.23	1.78	2.01	(0.28)	(0.53)	(0.81)
12/31/2016	24.72	0.37	3.74	4.11	(0.24)	–	(0.24)
6/30/2015 to 12/31/2015(h)	26.44	0.15	(1.64)	(1.49)	(0.23)	–	(0.23)

Class R5
6/30/2019(c)	23.79	0.20	3.40	3.60	–	–	–
12/31/2018	29.66	0.34	(4.56)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.31	1.76	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.28	3.86	4.14	(0.24)	–	(0.24)
6/30/2015 to 12/31/2015(h)	26.28	0.18	(1.63)	(1.45)	(0.26)	–	(0.26)

Class R6
6/30/2019(c)	23.88	0.20	3.43	3.63	–	–	–
12/31/2018	29.74	0.36	(4.56)	(4.20)	(0.34)	(1.32)	(1.66)
12/31/2017	28.52	0.36	1.74	2.10	(0.35)	(0.53)	(0.88)
12/31/2016	24.58	0.28	3.91	4.19	(0.25)	–	(0.25)
6/30/2015 to 12/31/2015(h)	26.28	0.20	(1.63)	(1.43)	(0.27)	–	(0.27)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$27.32	14.89	(d)	1.22	(e)	0.92	(e)	$27,834	34	(d)
23.78	(14.66)		1.23		0.59		20,815	47
29.58	6.76		1.18		0.53		30,343	67
28.39	16.29		1.25		0.45		37,228	69
24.51	(3.77)		1.24		0.51		30,030	63
25.61	11.45		1.24		0.36		32,426	59

27.52	15.04	(d)	0.97	(e)	1.17	(e)	18,099	34	(d)
23.93	(14.54)		0.98		0.83		12,678	47
29.79	7.04		0.95		0.78		21,071	67
28.59	16.61		0.97		1.30		9,430	69
24.72	(5.61	)(d)	1.01	(e)	1.17	(e)	9	63

27.39	15.13	(d)	0.71	(e)	1.50	(e)	4,800	34	(d)
23.79	(14.33)		0.73		1.17		424	47
29.66	7.30		0.70		1.05		100	67
28.47	16.86		0.74		1.05		69	69
24.57	(5.48	)(d)	0.76	(e)	1.42	(e)	9	63

27.51	15.20	(d)	0.64	(e)	1.50	(e)	25,256	34	(d)
23.88	(14.25)		0.64		1.22		16,363	47
29.74	7.40		0.62		1.21		11,878	67
28.52	17.03		0.63		1.06		895	69
24.58	(5.43	)(d)	0.63	(e)	1.56	(e)	26	63

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, F3, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts, if applicable, is included in Net realized gain (loss) on foreign currency exchange contracts in the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office

Notes to Financial Statements (unaudited)(continued)

space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2019, the effective management fee was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2019:

Distributor Commissions	Dealers’ Concessions
$19,944	$110,762

Distributor received CDSCs of $1,633 and $2,474 for Class A and Class C shares, respectively, for the six months ended June 30, 2019.

Other Related Parties

As of June 30, 2019, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 14.66% and 6.24%, respectively.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if

Notes to Financial Statements (unaudited)(continued)

any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$14,516,355
Net long-term capital gains	–	71,809,601
Total distributions paid	$–	$86,325,956

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,761,938,050
Gross unrealized gain	144,892,325
Gross unrealized loss	(92,254,992)
Net unrealized security gain	$52,637,333

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$618,409,681	$982,788,184

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $513,027 and sales of $10,318,613 which resulted in net realized gain of $1,144,435.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible

Notes to Financial Statements (unaudited)(continued)

for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$14,061,498	$–	$14,061,498
Total	$14,061,498	$–	$14,061,498

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$14,061,498	$–	$–	$(14,061,498)	$–
Total	$14,061,498	$–	$–	$(14,061,498)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated

Notes to Financial Statements (unaudited)(continued)

Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion (the “Current Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests

Notes to Financial Statements (unaudited)(continued)

may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited		)	Year Ended December 31, 2018
Class A Shares	Shares	Amount		Shares	Amount
Shares sold	450,432	$12,125,510		1,291,956	$36,605,855
Converted from Class B*	–	–		29,117	875,749
Converted from Class C**	66,264	1,790,658		3,041,220	91,283,998
Reinvestment of distributions	–	–		1,968,587	48,188,593
Shares reacquired	(2,939,181)	(79,430,597)		(6,464,698)	(189,187,135)
Shares issued in reorganization (See Note 14)	2,653,151	73,439,211		–	–
Increase (decrease)	230,666	$7,924,782		(133,818)	$(12,232,940)
Class B Shares(a)
Shares sold	–	$–		214	$5,877
Reinvestment of distributions	–	–		–	5
Shares reacquired	–	–		(7,940)	(220,630)
Converted to Class A*	–	–		(31,201)	(875,749)
Increase (decrease)	–	$–		(38,927)	$(1,090,497)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended June 30, 2019 (unaudited	)	Year Ended December 31, 2018
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	76,899	$1,920,275	116,741	$3,054,489
Reinvestment of distributions	–	–	66,504	1,511,640
Shares reacquired	(304,925)	(7,674,009)	(748,474)	(20,505,917)
Converted to Class A**	(71,549)	(1,790,658)	(3,280,552)	(91,283,998)
Shares issued in reorganization (See Note 14)	1,423,606	36,543,958	–	–
Increase (decrease)	1,124,031	$28,999,566	(3,845,781)	$(107,223,786)
Class F Shares
Shares sold	377,757	$10,143,522	689,963	$19,857,195
Reinvestment of distributions	–	–	203,229	4,932,038
Shares reacquired	(1,056,662)	(28,571,070)	(1,021,347)	(29,749,648)
Shares issued in reorganization (See Note 14)	2,248,677	61,726,178	–	–
Increase (decrease)	1,569,772	$43,298,630	(128,155)	$(4,960,415)
Class F3 Shares
Shares sold	63,843	$1,712,709	253,852	$7,488,033
Reinvestment of distributions	–	–	51,549	1,255,112
Shares reacquired	(110,471)	(2,986,977)	(210,631)	(6,149,648)
Shares issued in reorganization (See Note 14)	105,423	2,905,469	–	–
Increase	58,795	$1,631,201	94,770	$2,593,497
Class I Shares
Shares sold	376,230	$10,018,803	259,054	$7,646,635
Reinvestment of distributions	–	–	667,767	16,198,940
Shares reacquired	(11,391,402)	(308,421,061)	(6,796,641)	(203,302,001)
Shares issued in reorganization (See Note 14)	16,396,802	450,092,202	–	–
Increase (decrease)	5,381,630	$151,689,944	(5,869,820)	$(179,456,426)
Class P Shares
Shares sold	52,011	$1,351,030	89,822	$2,583,528
Reinvestment of distributions	–	–	111,371	2,639,417
Shares reacquired	(246,046)	(6,397,090)	(534,246)	(15,219,914)
Decrease	(194,035)	$(5,046,060)	(333,053)	$(9,996,969)
Class R2 Shares
Shares sold	41,090	$1,089,352	322,587	$9,559,142
Reinvestment of distributions	–	–	3,518	84,436
Shares reacquired	(456,733)	(12,179,295)	(107,020)	(3,094,951)
Shares issued in reorganization (See Note 14)	41,830	1,134,851	–	–
Increase (decrease)	(373,813)	$(9,955,092)	219,085	$6,548,627

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended June 30, 2019 (unaudited	)	Year Ended December 31, 2018
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	68,795	$1,874,424	131,320	$3,821,757
Reinvestment of distributions	–	–	51,062	1,238,155
Shares reacquired	(133,328)	(3,522,169)	(332,818)	(9,818,706)
Shares issued in reorganization (See Note 14)	208,132	5,706,973	–	–
Increase (decrease)	143,599	$4,059,228	(150,436)	$(4,758,794)
Class R4 Shares
Shares sold	56,651	$1,535,766	164,292	$4,922,436
Reinvestment of distributions	–	–	29,175	711,812
Shares reacquired	(80,764)	(2,180,432)	(370,940)	(11,154,469)
Shares issued in reorganization (See Note 14)	151,870	4,191,624	–	–
Increase (decrease)	127,757	$3,546,958	(177,473)	$(5,520,221)
Class R5 Shares
Shares sold	21,337	$578,485	19,828	$582,466
Reinvestment of distributions	–	–	1,130	27,410
Shares reacquired	(16,442)	(446,656)	(6,504)	(193,491)
Shares issued in reorganization (See Note 14)	152,480	4,184,055	–	–
Increase	157,375	$4,315,884	14,454	$416,385
Class R6 Shares
Shares sold	105,616	$2,877,594	409,539	$12,207,035
Reinvestment of distributions	–	–	25,411	618,489
Shares reacquired	(121,054)	(3,260,653)	(149,037)	(4,419,992)
Shares issued in reorganization (See Note 14)	248,291	6,840,424	–	–
Increase	232,853	$6,457,365	285,913	$8,405,532

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed on April 25, 2018.

14.	REORGANIZATION

As of the close of business on February 22, 2019, Mid Cap Stock Fund acquired the net assets of Calibrated Mid Cap Value Fund, pursuant to a plan of reorganization approved by Calibrated Mid Cap Value Fund’s shareholders on February 8, 2019. The acquisition was accomplished by a tax-free exchange whereby holders of shares of Calibrated Mid Cap Value Fund outstanding on February 22, 2019 received shares valued at $646,764,945 of Mid Cap Stock Fund. Calibrated Mid Cap Value Fund’s net assets at the date of acquisition, including $8,845,460 of net unrealized appreciation and $(38,378,435) of accumulated net realized losses, were combined with those of Mid Cap Stock Fund. The cost basis of securities received from Calibrated Mid Cap Value Fund was carried forward.

The total net assets of Calibrated Mid Cap Value Fund immediately before the transfer were $646,764,945. Total net assets of Mid Cap Stock Fund immediately before the transfer were $1,546,274,568. Total net assets of Mid Cap Stock Fund immediately after the transfer were $2,193,039,513.

Notes to Financial Statements (unaudited)(concluded)

The following table illustrates share conversion ratios and dollar amounts of the reorganization on February 22, 2019 were:

Class	Calibrated Mid Cap Value Fund Shares	Conversion Ratio	Mid Cap Stock Fund Shares	Mid Cap Stock Fund Amount
A	3,790,511	0.699946	2,653,151	$73,439,211
C	1,925,263	0.739435	1,423,606	36,543,958
F	3,177,195	0.707756	2,248,677	61,726,178
F3	149,545	0.704960	105,423	2,905,469
I	23,175,414	0.707508	16,396,802	450,092,202
R2	58,294	0.717575	41,830	1,134,851
R3	294,160	0.707546	208,132	5,706,973
R4	217,154	0.699366	151,870	4,191,624
R5	215,468	0.707668	152,480	4,184,055
R6	352,058	0.705256	248,291	6,840,424

Had the acquisition been completed on January 1, 2019 the beginning of Mid Cap Stock Fund’s 2019 fiscal year, the Fund’s condensed pro-forma results of operations for the six months ended June 30, 2019 would be as follows:

Net investment income:	$22,572,014
Net realized and unrealized gain:	$151,311,768
Net increase in net assets resulting from operations:	$173,883,782

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Calibrated Mid Cap Value Fund’s portfolio holdings have been included in Mid Cap Stock Fund’s Statement of Operations since the date of acquisition.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019